INCOME TAXES - Schedule of Aggregate Changes to The Liability for Unrecognized Tax Benefits, Excluding Interest and Penalties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Beginning balance	$ 38,917	$ 38,452	$ 34,425
Acquisitions	31	0	294
Gross increases	19,531	9,832	15,617
Gross decreases	(343)	(1,189)	(11,087)
Lapse of statute of limitations	(7,805)	(6,054)	(604)
Translation adjustments	531	(2,124)	(193)
Ending balance	$ 50,862	$ 38,917	$ 38,452